1. BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2016
Background Tables
Schedule of financial statement amounts and balances of the VIEs
	June 30,	December 31,
	2016	2015
	(unaudited)

Total assets	$805,031	$636,526
Total liabilities	444,727	347,188

	Six months ended
	June 30,
	2016	2015
	(unaudited)	(unaudited)

Revenues	$35,669	$9,764
Net income (loss) from continued operations	392	(2,234)
Net income (loss) from discontinued operations	1,567	(7,266)